Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset [Abstract]
Investments, at fair value	$ 20,654,058	$ 18,122,090
Investments, at contract value	834,148	876,954
Total investments	21,488,206	18,999,044
Notes receivable from participants	359,842	451,980
Net assets available for benefits	$ 21,848,048	$ 19,451,024